UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09815

THE ARBITRAGE FUNDS
(Exact name of registrant as specified in charter)

41 Madison Avenue, 42nd Floor, New York, NY		10010
(Address of principal executive offices)		(Zip code)

John S. Orrico Water Island Capital, LLC 41 Madison Avenue 42nd Floor New York, NY 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-295-4485

Date of fiscal year end:	May 31

Date of reporting period:	December 1, 2018 - February 28, 2019

Item 1 — Schedule of Investments.

The Arbitrage Fund	Portfolio of Investments
February 28, 2019 (unaudited)

	Shares	Value
COMMON STOCKS - 71.56%
Aerospace & Defense - 5.36%
Esterline Technologies Corp.(a)	393,928	$47,960,734
L3 Technologies, Inc.(b)	223,594	47,346,029
		95,306,763
Apparel - 1.28%
Perry Ellis International, Inc.(a)(c)(d)	828,485	22,783,338

Banks - 6.06%
MB Financial, Inc.	1,143,372	51,760,450
National Commerce Corp.(a)(b)	326,798	14,277,805
SunTrust Banks, Inc.(b)	396,310	25,708,630
TCF Financial Corp.(b)	696,587	15,951,842
		107,698,727
Biotechnology - 3.31%
Celgene Corp.(a)(e)	76,679	6,373,559
Pacific Biosciences of California, Inc.(a)(b)	1,402,013	10,248,715
Spark Therapeutics, Inc.(a)(e)	371,720	42,115,876
		58,738,150
Chemicals - 1.62%
Versum Materials, Inc.(b)(e)	588,823	28,852,327

Commercial Services - 6.06%
Nord Anglia Education, Inc.(a)(c)(d)	200,078	960,374
Nutrisystem, Inc.	1,069,803	46,301,074
Rent-A-Center, Inc.(a)(b)(e)	555,565	10,339,065
Travelport Worldwide Ltd.	3,186,376	50,089,831
		107,690,344
Computers & Computer Services - 3.04%
Dell Technologies, Inc., Class C(a)	17,510	977,408
Gemalto N.V.(a)	262,586	15,202,725
Luxoft Holding, Inc.(a)(b)(e)	561,851	32,750,295
Maxwell Technologies, Inc.(a)	1,084,032	5,116,631
		54,047,059
Construction Materials - 2.49%
USG Corp.	1,028,188	44,325,185

Distribution/Wholesale - 0.14%
Ahlsell AB(a)(f)	421,589	2,510,545

Diversified Financial Services - 4.32%
Ellie Mae, Inc.(a)(b)(e)	179,538	17,862,236
Investment Technology Group, Inc.	1,379,073	41,689,377
Solium Capital, Inc.(a)	1,181,322	17,181,886
		76,733,499
Electric - 0.40%
Crius Energy Trust	1,051,205	7,149,424

	Shares	Value
COMMON STOCKS - 71.56% (Continued)
Electronics - 0.41%
Sparton Corp.(a)	389,553	$7,198,939

Food - 0.18%
Dairy Crest Group Plc	393,374	3,287,034

Healthcare - Services - 0.69%
Civitas Solutions, Inc.(a)	689,625	12,247,740

Insurance - 4.52%
Jardine Lloyd Thompson Group Plc	258,125	6,532,305
Navigators Group, Inc. (The)	994,160	69,372,485
TOWER Ltd.(a)	8,986,771	4,345,193
		80,249,983
Internet - 1.08%
Attunity Ltd.(a)	580,465	13,571,272
Scout24 AG(f)	106,435	5,605,283
		19,176,555
Leisure Time - 2.04%
Amer Sports Oyj(a)	799,245	36,227,664

Lodging - 1.90%
Belmond Ltd., Class A(a)(b)	1,357,247	33,727,588

Media - 6.93%
Tribune Media Co., Class A(b)	2,077,260	96,031,730
Twenty-First Century Fox, Inc., Class A(b)(e)	453,272	22,858,507
Twenty-First Century Fox, Inc., Class A, Private Placement	345,832	4,253,733
		123,143,970
Mining - 0.98%
Goldcorp, Inc.(b)	1,646,001	17,348,851

Oil & Gas Services - 0.04%
ZCL Composites, Inc.	97,003	734,184

Packaging & Containers - 1.50%
Multi-Color Corp.	177,452	8,845,982
RPC Group Plc	1,686,921	17,720,581
		26,566,563
Pharmaceuticals - 1.28%
BTG Plc(a)	1,439,546	15,904,814
Clementia Pharmaceuticals, Inc.(a)	134,034	3,462,098
Immune Design Corp.(a)	568,137	3,306,557
		22,673,469
Real Estate Investment Trusts - 2.74%
InfraREIT, Inc.(b)	1,764,647	37,675,213
MedEquities Realty Trust, Inc.	1,025,710	10,923,812
		48,599,025

	Shares	Value
COMMON STOCKS - 71.56% (Continued)
Retail - 0.32%
Telepizza Group SA(f)	797,448	$5,650,963

Semiconductors - 2.19%
Integrated Device Technology, Inc.(a)	806,967	39,000,715

Software - 8.14%
First Data Corp., Class A(a)(b)	1,626,096	40,880,053
MINDBODY, Inc., Class A(a)(c)(d)	843,793	30,798,444
Onemarket Ltd.(a)	111,800	51,945
Red Hat, Inc.(a)(b)(e)	306,486	55,964,344
Ultimate Software Group, Inc. (The)(a)(b)(e)	50,861	16,860,422
		144,555,208
Telecommunications - 2.10%
ARRIS International Plc(a)(b)	1,179,857	37,377,870

Transportation - 0.44%
Ceva Logistics AG(a)	260,541	7,844,554

TOTAL COMMON STOCKS (Cost $1,252,340,340)		1,271,446,236

RIGHTS - 0.06%
A Schulman, Inc. CVR(a)(c)(d)	173,468	157,908
Corium International, Inc. CVR(c)(d)	920,694	169,868
Cubist Pharmaceuticals, Inc. CPR, Expires 07/01/2019(a)(c)(d)	119,343	0
Media General, Inc. CVR(a)(c)(d)	613,589	0
NewStar Financial, Inc. CVR(a)(c)(d)	1,514,945	772,319

TOTAL RIGHTS (Cost $634,040)		1,100,095

MUTUAL FUNDS - 0.86%
Arbitrage Event Driven Fund (The), Class I(g)	1,611,740	15,295,410

TOTAL MUTUAL FUNDS (Cost $15,340,129)		15,295,410

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.08%
Call Options Purchased - 0.02%
Bristol-Myers Squibb Co.
	06/2019	$52.50	$2,112,894	409	$139,060
	06/2019	55.00	439,110	85	21,463
Rent-A-Center, Inc.
	03/2019	17.00	790,925	425	75,437
	03/2019	18.00	696,014	374	35,530

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.08% (Continued)
Call Options Purchased - 0.02% (Continued)
Univar, Inc.	03/2019	$30.00	$886,312	392	$4,900

TOTAL CALL OPTIONS PURCHASED (Cost $254,037)					276,390

Put Options Purchased - 0.06%
Celgene Corp.	06/2019	85.00	6,375,304	767	582,920
Loxo Oncology, Inc.	03/2019	200.00	—	748	0
Luxoft Holding, Inc.	07/2019	45.00	18,676,116	3,204	64,080
Red Hat Inc.	01/2020	170.00	54,780	3	885
Red Hat, Inc.	09/2019	165.00	2,446,840	134	37,185
Spark Therapeutics Inc.	06/2019	110.00	14,740,330	1,301	139,857
Spark Therapeutics, Inc.	04/2019	110.00	22,388,080	1,976	153,140
Twenty-First Century Fox, Inc.	04/2019	40.00	2,087,802	414	1,656
Versum Materials, Inc.	06/2019	40.00	2,092,300	427	29,890
Walt Disney Co.	03/2019	110.00	5,788,692	513	24,111

TOTAL PUT OPTIONS PURCHASED (Cost $1,121,875)					1,033,724

TOTAL PURCHASED OPTIONS (Cost $1,375,912)					1,310,114

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 31.43%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class	2.367	%(h)	279,249,787	279,249,787
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.391	%(h)	279,249,787	279,249,787
				558,499,574
TOTAL SHORT-TERM INVESTMENTS (Cost $558,499,574)				558,499,574

Total Investments - 103.99% (Cost $1,828,189,995)				1,847,651,429

Liabilities in Excess of Other Assets - (3.99)%(i)				(70,949,636)

NET ASSETS - 100.00%				$1,776,701,793

Portfolio Footnotes

(a)                                 Non-income-producing security.

(b)                                 Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At February 28, 2019, the aggregate market value of those securities was $326,957,390, representing 18.40% of net assets.

(c)                                  Security fair valued using significant unobservable inputs and classified as a Level 3 security.  As of February 28, 2019, the total market value of these securities was $55,642,251, representing 3.13% of net assets.

(d)                                 Security considered illiquid. On February 28, 2019, the total market value of these securities was $55,642,251, representing 3.13% of net assets.

(e)                                  Underlying security for a written/purchased call/put option.

(f)                                    Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2019, these securities had a total value of $13,766,791 or 0.77% of net assets.

(g)                                 Affiliated investment.

(h)                                 Rate shown is the 7-day effective yield as of February 28, 2019.

(i)                                    Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds’ Board of Trustees. Information related to the Fund’s illiquid securities as of February 28, 2019 is as follows:

Date of Purchase	Security	Cost	Value	% of Net Assets
08/22/2018	A Schulman, Inc. CVR	$75,111	$157,908	0.01%
11/28/2018	Corium International, Inc. CVR	165,725	169,868	0.01
12/12/2011	Cubist Pharmaceuticals, Inc. CPR	—	—	0.00
12/24/2018	MINDBODY, Inc.	30,700,225	30,798,444	1.74
01/18/2017	Media General, Inc. CVR	—	—	0.00
10/17/2017	NewStar Financial, Inc. CVR	393,204	772,319	0.04
08/10/2017	Nord Anglia Education, Inc.	1,024,424	960,374	0.05
07/02/2018	Perry Ellis International, Inc.	23,703,214	22,783,338	1.28
			$55,642,251	3.13%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (12.98%)
Aerospace & Defense - (2.70%)
Harris Corp.	(290,666)	$(47,939,544)

Auto Manufacturers - (0.06%)
Tesla, Inc.	(3,577)	(1,144,211)

Banks - (5.76%)
BB&T Corp.	(513,259)	(26,160,811)
CenterState Bank Corp.	(539,088)	(14,264,268)
Chemical Financial Corp.	(353,990)	(16,223,362)
Fifth Third Bancorp	(1,657,875)	(45,724,193)
		(102,372,634)
Healthcare - Services - (0.27%)
Tivity Health, Inc.	(228,981)	(4,900,193)

Media - (0.29%)
Walt Disney Co. (The)	(45,079)	(5,086,714)

Mining - (1.04%)
Newmont Mining Corp.	(539,831)	(18,419,034)

Real Estate Investment Trusts - (0.49%)
Omega Healthcare Investors, Inc., REIT	(240,733)	(8,642,315)

Software - (2.37%)
Fiserv, Inc.	(492,905)	(41,744,125)
Microsoft Corp.	(3,945)	(441,958)
		(42,186,083)
TOTAL COMMON STOCKS (Proceeds $227,827,069)		(230,690,728)

EXCHANGE-TRADED FUNDS - (0.61%)
Equity Fund - (0.61%)
Invesco QQQ Trust Series 1	(62,633)	(10,847,409)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $10,468,924)		(10,847,409)

TOTAL SECURITIES SOLD SHORT (Proceeds $238,295,993)		$(241,538,137)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Ellie Mae, Inc.	04/2019	$100.00	(79,592)	$(8)	$(600)
Loxo Oncology, Inc.	03/2019	240.00	—	(534)	0
Rent-A-Center, Inc.
	03/2019	19.00	(65,135)	(35)	(1,575)
	03/2019	19.50	(65,135)	(35)	(963)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options (Continued)
	03/2019	$20.00	$(63,274)	(34)	$(680)
Ultimate Software Group Inc.	04/2019	340.00	(1,591,200)	(48)	(11,040)

TOTAL WRITTEN CALL OPTIONS (Premiums received $37,875)					(14,858)

Written Put Options
Rent-A-Center, Inc.	03/2019	15.00	(934,222)	(502)	(7,530)

TOTAL WRITTEN PUT OPTIONS (Premiums received $8,995)					(7,530)

TOTAL WRITTEN OPTIONS (Premiums received $46,870)					$(22,388)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
AUD	5,100	USD	3,618	Goldman Sachs & Co.	03/15/2019	$15
USD	72,580	AUD	102,300	Goldman Sachs & Co.	03/15/2019	979
CAD	22,835,400	USD	17,358,636	Goldman Sachs & Co.	03/15/2019	237,878
USD	1,979,694	CAD	2,604,300	Goldman Sachs & Co.	03/15/2019	668
CHF	310,100	USD	311,027	Goldman Sachs & Co.	03/15/2019	220
USD	7,794,728	CHF	7,771,500	Goldman Sachs & Co.	03/15/2019	101,936
EUR	4,646,800	USD	5,290,360	Goldman Sachs & Co.	03/15/2019	14,000
USD	76,740,397	EUR	67,405,100	Goldman Sachs & Co.	03/15/2019	467,326
GBP	23,824,700	USD	31,617,665	Goldman Sachs & Co.	03/15/2019	1,174,911
USD	1,196,510	GBP	901,600	Goldman Sachs & Co.	03/15/2019	4,034
NZD	359,500	USD	244,879	Goldman Sachs & Co.	03/15/2019	1,359
USD	4,988,442	NZD	7,323,400	Goldman Sachs & Co.	03/15/2019	50,824
SEK	190,997,200	USD	20,697,644	Goldman Sachs & Co.	03/15/2019	137,466
USD	32,130,843	SEK	296,502,400	Goldman Sachs & Co.	03/15/2019	893,361
						$3,084,977

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
AUD	31,900	USD	22,631	Goldman Sachs & Co.	03/15/2019	$(233)
USD	5,605	AUD	7,900	Goldman Sachs & Co.	03/15/2019	(33)
USD	40,457,036	CAD	53,221,500	Goldman Sachs & Co.	03/15/2019	(390,584)
CHF	2,727,800	USD	2,735,953	Goldman Sachs & Co.	03/15/2019	(30,489)
USD	3,091,814	CHF	3,082,600	Goldman Sachs & Co.	03/15/2019	(6,037)
EUR	32,083,200	USD	36,526,575	Goldman Sachs & Co.	03/15/2019	(175,207)
USD	23,521,088	EUR	20,659,800	Goldman Sachs & Co.	03/15/2019	(68,780)
USD	72,404,634	GBP	54,558,700	Goldman Sachs & Co.	03/15/2019	(2,895,931)
NZD	943,600	USD	642,748	Goldman Sachs & Co.	03/15/2019	(5,141)
USD	245,424	NZD	360,300	Goldman Sachs & Co.	03/15/2019	(2,286)
SEK	105,505,200	USD	11,433,200	Goldman Sachs & Co.	03/15/2019	(180,052)
USD	2,512,731	SEK	23,187,400	Goldman Sachs & Co.	03/15/2019	(19,638)
						$(3,774,411)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United Kingdom	7.17%
Canada	2.58%
Switzerland	2.28%
Finland	2.04%
Netherlands	0.86%
Israel	0.76%
Spain	0.32%
Germany	0.32%
New Zealand	0.24%
Sweden	0.14%
Hong Kong	0.05%
Australia	0.00	%(b)
United States	87.23%
Liabilities in Excess of Other Assets	(3.99)%
	100.00%

(a)                                 These percentages represent long positions only and are not net of short positions.

(b)                                 Less than 0.005% of net assets.

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AUD - Australian dollar

CAD - Canadian dollar

CHF - Swiss franc

CPR - Conditional Prepayment Rate

CVR - Contingent Value Rights

EUR - Euro

GBP - British pound

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

NZD - New Zealand dollar

Oyj - Osakeyhtio is the Finnish equivalent of a public limited company

Plc - Public Limited Company

REIT - Real Estate Investment Trust

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SEK - Swedish krona

USD - United States Dollar

The following table summarizes The Arbitrage Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2019:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$95,306,763	$—	$—	$95,306,763
Apparel	—	—	22,783,338	22,783,338
Banks	107,698,727	—	—	107,698,727
Biotechnology	58,738,150	—	—	58,738,150
Chemicals	28,852,327	—	—	28,852,327
Commercial Services	106,729,970	—	960,374	107,690,344
Computers & Computer Services	54,047,059	—	—	54,047,059
Construction Materials	44,325,185	—	—	44,325,185
Distribution/Wholesale	2,510,545	—	—	2,510,545
Diversified Financial Services	76,733,499	—	—	76,733,499
Electric	7,149,424	—	—	7,149,424
Electronics	7,198,939	—	—	7,198,939
Food	3,287,034	—	—	3,287,034
Healthcare - Services	12,247,740	—	—	12,247,740
Insurance	80,249,983	—	—	80,249,983
Internet	19,176,555	—	—	19,176,555
Leisure Time	36,227,664	—	—	36,227,664
Lodging	33,727,588	—	—	33,727,588
Media	118,890,237	4,253,733	—	123,143,970
Mining	17,348,851	—	—	17,348,851
Oil & Gas Services	734,184	—	—	734,184
Packaging & Containers	26,566,563	—	—	26,566,563
Pharmaceuticals	22,673,469	—	—	22,673,469
Real Estate Investment Trusts	48,599,025	—	—	48,599,025
Retail	5,650,963	—	—	5,650,963
Semiconductors	39,000,715	—	—	39,000,715
Software	113,756,764	—	30,798,444	144,555,208
Telecommunications	37,377,870	—	—	37,377,870
Transportation	7,844,554	—	—	7,844,554
Rights	—	—	1,100,095	1,100,095
Mutual Funds	15,295,410	—	—	15,295,410
Purchased Options	1,310,114	—	—	1,310,114
Short-Term Investments	558,499,574	—	—	558,499,574
TOTAL	$1,787,755,445	$4,253,733	$55,642,251	$1,847,651,429

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$3,084,977	$—	$3,084,977
Liabilities
Common Stocks***	(230,690,728)	—	—	(230,690,728)
Exchange-Traded Funds	(10,847,409)	—	—	(10,847,409)
Written Options	(22,388)	—	—	(22,388)
Forward Foreign Currency Exchange Contracts	—	(3,774,411)	—	(3,774,411)
TOTAL	$(241,560,525)	$(689,434)	$—	$(242,249,959)

*                      Refer to Note 2 of the Notes to Schedule of Investments where leveling hierarchy is defined.

**               Other financial instruments are instruments such as written options, securities sold short, and forward foreign currency exchange contracts.

***        Refer to Portfolio of Investments for sector information.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2019:

Investments in Securities	Balance as of May 31, 2018	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2019	Net change in Unrealized Appreciation (Depreciation) included in the Statement of Operations attributable to Level 3 investments held at February 28, 2019

Common Stocks	$98,838,726	7,727,966	164,672	54,403,438	(106,592,646)	$—	$—	$54,542,156	$(821,656)
Rights	1,020,012	—	191,804	497,049	(608,770)	—	—	1,100,095	191,804
Total	$99,858,738	$7,727,966	$356,476	$54,900,487	$(107,201,416)	$—	$—	$55,642,251	$(629,852)

The Arbitrage Event-Driven Fund	Portfolio of Investments
February 28, 2019 (unaudited)

	Shares	Value
COMMON STOCKS - 69.74%
Aerospace & Defense - 9.87%
Arconic, Inc.(a)(b)	39,599	$732,186
Esterline Technologies Corp.(c)	57,942	7,054,438
L3 Technologies, Inc.(b)	23,897	5,060,190
		12,846,814
Auto Parts & Equipment - 0.84%
Lear Corp.	1,047	159,217
Magna International, Inc.(b)	3,412	179,915
Tenneco, Inc., Class A	4,429	153,244
Visteon Corp.(c)	1,543	132,173
WABCO Holdings, Inc.(a)(c)	3,415	469,665
		1,094,214
Banks - 4.76%
National Commerce Corp.(c)	1,676	73,224
SunTrust Banks, Inc.(b)	58,292	3,781,402
TCF Financial Corp.(b)	102,443	2,345,945
		6,200,571
Biotechnology - 3.07%
Celgene Corp.(a)(b)(c)	11,255	935,516
Pacific Biosciences of California, Inc.(b)(c)	205,789	1,504,318
Spark Therapeutics, Inc.(a)(c)	13,708	1,553,116
		3,992,950
Chemicals - 1.96%
Air Products & Chemicals, Inc.	2,413	437,187
Versum Materials, Inc.(a)(b)	43,182	2,115,918
		2,553,105
Commercial Services - 3.01%
Arlo Technologies, Inc.(c)	12,739	55,160
Herc Holdings, Inc.(a)(b)(c)	11,891	523,204
Quad/Graphics, Inc.(b)	30,900	450,831
Rent-A-Center, Inc.(a)(c)	40,664	756,757
Travelport Worldwide Ltd.	135,617	2,131,899
		3,917,851
Computers & Computer Services - 3.99%
Luxoft Holding, Inc.(a)(b)(c)	82,628	4,816,386
Maxwell Technologies, Inc.(c)	79,723	376,293
		5,192,679
Construction Materials - 2.50%
USG Corp.	75,604	3,259,289

Diversified Financial Services - 1.85%
Ellie Mae, Inc.(a)(b)(c)	13,202	1,313,467
Solium Capital, Inc.(c)	75,022	1,091,167
		2,404,634

	Shares	Value
COMMON STOCKS - 69.74% (Continued)
Food - 0.37%
Dairy Crest Group Plc	57,860	$483,478

Internet - 0.32%
Scout24 AG(d)	7,849	413,359

Leisure Time - 4.08%
Amer Sports Oyj(c)	117,227	5,313,590

Lodging - 1.68%
Belmond Ltd., Class A(b)(c)	66,613	1,655,333
Wyndham Hotels & Resorts, Inc.(b)	10,176	534,952
		2,190,285
Media - 9.04%
Kabel Deutschland Holding AG(b)	4,477	529,605
Tribune Media Co., Class A(b)	199,448	9,220,481
Twenty-First Century Fox, Inc., Class A, Private Placement	27,693	340,624
Twenty-First Century Fox, Inc., Class A(a)	33,427	1,685,724
		11,776,434
Mining - 1.66%
Goldcorp, Inc.(b)	204,774	2,158,318

Miscellaneous Manufacturing - 0.38%
Trinity Industries, Inc.(b)	21,239	497,205

Office/Business Equip - 0.69%
Xerox Corp.(a)(b)	29,150	900,735

Oil & Gas - 0.05%
Cimarex Energy Co.	960	69,034

Packaging & Containers - 1.99%
Multi-Color Corp.(a)	26,027	1,297,446
RPC Group Plc	123,713	1,299,567
		2,597,013
Pharmaceuticals - 0.46%
Clementia Pharmaceuticals, Inc.(c)	9,856	254,580
Paratek Pharmaceuticals, Inc.(b)(c)	52,781	342,021
		596,601
Retail - 0.40%
Papa John’s International, Inc.(a)	1,952	85,322
Telepizza Group SA(d)	62,242	441,066
		526,388
Semiconductors - 3.96%
Integrated Device Technology, Inc.(c)	106,555	5,149,803

Software - 11.74%
First Data Corp., Class A(b)(c)	178,756	4,493,926
Fiserv, Inc.(b)(c)	927	78,508
MINDBODY, Inc., Class A(c)(e)(f)	48,463	1,768,899
Red Hat, Inc.(a)(b)(c)	42,218	7,709,007

	Shares	Value
COMMON STOCKS - 69.74% (Continued)
Software - 11.74% (Continued)
Ultimate Software Group, Inc. (The)(c)	3,733	$1,237,489
		15,287,829
Telecommunications - 0.66%
LogMeIn, Inc.(a)	7,280	578,323
Zayo Group Holdings, Inc.(a)(b)(c)	11,476	284,605
		862,928
Transportation - 0.41%
Norfolk Southern Corp.	2,977	533,776

TOTAL COMMON STOCKS (Cost $89,317,154)		90,818,883

EXCHANGE-TRADED FUNDS - 0.85%
Equity Fund - 0.85%
Industrial Select Sector SPDR® Fund(b)	14,570	1,112,274

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,078,092)		1,112,274

RIGHTS - 0.00%
Cubist Pharmaceuticals, Inc. CPR, Expires 07/01/2019(c)(e)(f)	34,500	0

TOTAL RIGHTS (Cost $0)		0

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 20.42%
Chemicals - 2.70%
Hexion, Inc.	04/15/2020	6.625%	$1,444,000	$1,231,010
Momentive Performance Materials, Inc.	10/24/2021	3.880%	2,118,000	2,282,145
				3,513,155
Commercial Services - 4.69%
LSC Communications, Inc.(b)(d)	10/15/2023	8.750%	1,159,000	1,237,233
Nielsen Co. Luxembourg SARL (The)(b)(d)	10/01/2021	5.500%	2,326,000	2,346,352
Rent-A-Center, Inc.(b)	11/15/2020	6.625%	2,529,000	2,519,516
				6,103,101
Construction Materials - 1.78%
USG Corp.(d)	06/01/2027	4.875%	2,297,000	2,319,212

Diversified Financial Services - 1.81%
Abe Investment Holdings, Inc./ Getty Images, Inc.(d)	10/16/2020	10.500%	2,311,000	2,360,109

Lodging - 1.87%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.	12/01/2024	6.125%	479,000	493,370

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 20.42% (Continued)
Lodging - 1.87% (Continued)
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.(b)(d)	11/15/2021	6.750%	$1,878,000	$1,934,340
				2,427,710
Machinery - Construction & Mining - 0.67%
Vertiv Group Corp.(b)(d)	10/15/2024	9.250%	872,000	873,134

Oil & Gas - 2.66%
QEP Resources, Inc.(b)	03/01/2021	6.875%	1,384,000	1,430,710
Resolute Energy Corp.	05/01/2020	8.500%	2,028,000	2,033,070
				3,463,780
Packaging & Containers - 1.19%
Multi-Color Corp.(d)	12/01/2022	6.125%	1,511,000	1,552,552

Retail - 2.38%
GameStop Corp.(b)(d)	03/15/2021	6.750%	3,080,000	3,103,100

Software - 0.67%
First Data Corp.(b)(d)
	01/15/2024	5.000%	338,000	346,876
	01/15/2024	5.750%	507,000	523,269
				870,145
Telecommunications - 0.00%
Avaya, Inc.(d)(e)(f)(g)	04/01/2019	7.000%	6,579,000	0
Avaya, Inc.(d)(e)(f)(g)	03/01/2021	10.500%	1,583,000	0
				—
TOTAL CORPORATE BONDS & NOTES (Cost $26,821,448)				26,585,998

CONVERTIBLE CORPORATE BONDS - 2.08%
Aerospace & Defense - 2.08%
Arconic, Inc.(b)	10/15/2019	1.625%	2,736,000	2,701,825

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,767,399)				2,701,825

	Shares	Value
MUTUAL FUNDS - 1.84%
Altaba, Inc.(b)(c)	32,169	2,399,486
TOTAL MUTUAL FUNDS (Cost $1,725,673)		2,399,486

WARRANTS - 0.01%
Telecommunications - 0.01%
Avaya Holdings Corp. Exercise Price $25.55, Expires 12/15/2022(c)(f)(g)	5,832	16,038

TOTAL WARRANTS (Cost $0)		16,038

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(c) - 0.22%
Call Options Purchased - 0.09%
Arconic, Inc.
	03/2019	$20.00	$319,877	173	$606
	04/2019	19.00	486,287	263	15,517
Bristol-Myers Squibb Co.
	06/2019	52.50	330,624	64	21,760
	06/2019	55.00	61,992	12	3,030
Frontdoor, Inc.	03/2019	32.00	348,800	109	11,717
Multi-Color Corp.	07/2019	50.00	59,820	12	900
Rent-A-Center, Inc.
	03/2019	17.00	59,552	32	5,680
	03/2019	18.00	52,108	28	2,660
	06/2019	20.00	245,652	132	13,530
ServiceMaster Global Holdings, Inc.	05/2019	45.00	754,172	167	38,827

TOTAL CALL OPTIONS PURCHASED (Cost $84,139)					114,227

Put Options Purchased - 0.13%
Celgene Corp.	06/2019	85.00	939,256	113	85,880
Herc Holdings, Inc.
	03/2019	25.00	167,200	38	95
	03/2019	30.00	167,200	38	95
LogMeIn, Inc.	06/2019	75.00	285,984	36	12,780
Loxo Oncology, Inc.	03/2019	200.00	—	117	0
Luxoft Holding, Inc.	07/2019	45.00	2,745,459	471	9,420
Papa John’s International, Inc.	04/2019	40.00	275,373	63	7,717
Red Hat, Inc.	09/2019	165.00	365,200	20	5,550
Spark Therapeutics, Inc.	04/2019	110.00	147,290	13	1,008
Twenty-First Century Fox, Inc.	04/2019	40.00	166,419	33	132
Versum Materials, Inc.	06/2019	40.00	308,700	63	4,410
WABCO Holdings, Inc.	06/2019	130.00	11,700	20	11,700
Walt Disney Co.	03/2019	110.00	428,792	38	1,786
Xerox Corp.
	03/2019	22.00	784,860	254	6,350
	04/2019	28.00	531,480	172	7,052
Zayo Group Holdings, Inc.
	03/2019	22.50	131,440	53	1,060

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(c) - 0.22% (Continued)
Put Options Purchased - 0.13% (Continued)
	03/2019	$25.00	$163,680	66	$7,920

TOTAL PUT OPTIONS PURCHASED (Cost $211,881)					162,955

TOTAL PURCHASED OPTIONS (Cost $296,020)					277,182

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 7.15%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund Government Portfolio, Institutional Class	2.367	%(h)	4,655,835	4,655,835
State Street Institutional U.S. Government Money Market Fund, Premium Class	2.391	%(h)	4,655,835	4,655,835
				9,311,670
TOTAL SHORT-TERM INVESTMENTS (Cost $9,311,670)				9,311,670

Total Investments - 102.31% (Cost $131,317,456)				133,223,356

Liabilities in Excess of Other Assets - (2.31)%(i)				(3,004,269)

NET ASSETS - 100.00%				$130,219,087

Portfolio Footnotes

(a)                                 Underlying security for a written/purchased call/put option.

(b)                                 Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At February 28, 2019, the aggregate market value of those securities was $56,920,262, representing 43.71% of net assets.

(c)                                  Non-income-producing security.

(d)                                 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2019, these securities had a total value of $17,450,602 or 13.40% of net assets.

(e)                                  Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of February 28, 2019, the total market value of these securities was $1,768,899, representing 1.36% of net assets.

(f)                                    Security considered illiquid. On February 28, 2019, the total market value of these securities was $1,784,937, representing 1.37% of net assets.

(g)                                 Security in default on interest payments.

(h)                                 Rate shown is the 7-day effective yield as of February 28, 2019.

(i)                                    Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds’ Board of Trustees. Information related to the Fund’s illiquid securities as of February 28, 2019 is as follows:

Date of Purchase	Security	Cost	Value	% of Net Assets
12/15/2017	Avaya Holdings Corp., Exercise Price $25.55	$—	$16,038	0.01%
10/13/2016	Avaya, Inc.	—	—	0.00
08/03/2017	Avaya, Inc.	—	—	0.00
12/12/2011	Cubist Pharmaceuticals, Inc. CPR	—	—	0.00
12/24/2018	MINDBODY, Inc.	1,751,906	1,768,899	1.36
			$1,784,937	1.37%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (21.50%)
Aerospace & Defense - (3.94%)
Harris Corp.	(31,067)	$(5,123,880)

Auto Manufacturers - (0.06%)
Tesla, Inc.	(263)	(84,128)

Auto Parts & Equipment - (0.53%)
Autoliv, Inc.	(7,757)	(634,600)
Superior Industries International, Inc.	(9,490)	(58,743)
		(693,343)
Banks - (4.84%)
BB&T Corp.	(75,494)	(3,847,929)
CenterState Bank Corp.	(2,766)	(73,188)
Chemical Financial Corp.	(52,059)	(2,385,864)
		(6,306,981)
Chemicals - (0.65%)
Linde Plc	(4,909)	(850,435)

Commercial Services - (1.52%)
LSC Communications, Inc.	(49,461)	(418,440)
Nielsen Holdings Plc	(7,519)	(196,998)
Rent-A-Center, Inc.	(9,098)	(169,314)
ServiceMaster Global Holdings, Inc.	(20,809)	(939,734)
United Rentals, Inc.	(1,916)	(257,875)
		(1,982,361)
Engineering & Construction - (0.26%)
Frontdoor, Inc.	(10,554)	(337,728)

Internet - (1.58%)
Alibaba Group Holding Ltd., Sponsored ADR	(11,259)	(2,060,735)

Iron/Steel - (0.17%)
Allegheny Technologies, Inc.	(7,536)	(215,756)

Lodging - (0.28%)
Choice Hotels International, Inc.	(1,682)	(134,291)
Hilton Worldwide Holdings, Inc.	(1,755)	(145,841)
Marriott International, Inc., Class A	(712)	(89,192)
		(369,324)
Media - (0.29%)
Walt Disney Co. (The)	(3,324)	(375,080)

Mining - (1.84%)
Constellium N.V., Class A	(4,906)	(46,411)
Kaiser Aluminum Corp.	(488)	(53,426)
Newmont Mining Corp.	(67,159)	(2,291,465)
		(2,391,302)
Miscellaneous Manufacturing - (0.98%)
Dover Corp.	(14,040)	(1,271,041)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (21.50%) (Continued)
Oil & Gas - (0.14%)
QEP Resources, Inc.	(8,126)	$(63,058)
Resolute Energy Corp.	(4,057)	(125,402)
		(188,460)
Packaging & Containers - (0.05%)
Multi-Color Corp.	(1,200)	(59,820)

Software - (3.58%)
First Data Corp., Class A	(3,060)	(76,928)
Fiserv, Inc.	(54,185)	(4,588,928)
		(4,665,856)
Transportation - (0.50%)
CSX Corp.	(8,883)	(645,528)

Trucking & Leasing - (0.29%)
GATX Corp.	(3,981)	(316,490)
Greenbrier Cos., Inc. (The)	(1,338)	(55,192)
		(371,682)
TOTAL COMMON STOCKS (Proceeds $27,621,953)		(27,993,440)

EXCHANGE-TRADED FUNDS - (1.44%)
Equity Funds - (1.44%)
Invesco QQQ Trust Series 1	(8,268)	(1,431,935)
iShares® Russell 2000 Value ETF	(1,151)	(142,632)
Technology Select Sector SPDR® Fund	(4,186)	(296,620)
		(1,871,187)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $1,836,617)		(1,871,187)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - (0.80%)
Lodging - (0.80%)
Wyndham Destinations, Inc.	03/01/2023	3.900%	$(1,080,000)	$(1,050,300)

TOTAL CORPORATE BONDS (Proceeds $1,024,959)				(1,050,300)

TOTAL SECURITIES SOLD SHORT (Proceeds $30,483,529)				$(30,914,927)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Arconic, Inc.	03/2019	$23.00	$(20,339)	$(11)	$(11)
Ellie Mae, Inc.	04/2019	100.00	(9,949)	(1)	(75)
Loxo Oncology, Inc.	03/2019	240.00	—	(83)	0
Papa John’s International, Inc.	03/2019	45.00	(61,194)	(14)	(1,225)
Rent-A-Center, Inc.
	03/2019	19.00	(135)	(3)	(135)
	03/2019	19.50	(5,583)	(3)	(83)
	03/2019	20.00	(5,583)	(3)	(60)
WABCO Holdings, Inc.	04/2019	145.00	(10,300)	(20)	(10,300)

TOTAL WRITTEN CALL OPTIONS (Premiums received $15,246)					(11,889)

Written Put Options
Papa John’s International, Inc.	04/2019	35.00	(275,373)	(63)	(2,520)
Rent-A-Center, Inc.
	03/2019	15.00	(68,857)	(37)	(555)
	06/2019	15.00	(20,471)	(11)	(412)
	06/2019	16.00	(20,471)	(11)	(660)
	06/2019	17.00	(963)	(11)	(963)

TOTAL WRITTEN PUT OPTIONS (Premiums received $8,175)					(5,110)

TOTAL WRITTEN OPTIONS (Premiums received $23,421)					$(16,999)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Appreciation
Morgan Stanley & Co./ Monthly	Air Liquide SA	Paid 1 Month-EUR LIBOR plus 50 bps (0.131%)	10/14/2019	—	—	$—	$(339,038)	$—

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	3,964,581	EUR	3,482,300	Goldman Sachs & Co.	03/15/2019	$25,725
GBP	136,300	USD	180,883	Goldman Sachs & Co.	03/15/2019	2,275
USD	146,644	GBP	110,500	Goldman Sachs & Co.	03/15/2019	494
SEK	23,596,200	USD	2,557,031	Goldman Sachs & Co.	03/15/2019	15,559
USD	3,077,016	SEK	28,394,600	Goldman Sachs & Co.	03/15/2019	70,994
						$115,047

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	1,439,400	USD	1,094,179	Goldman Sachs & Co.	03/15/2019	$(165)
USD	2,184,558	CAD	2,873,800	Goldman Sachs & Co.	03/15/2019	(14,167)
EUR	436,500	USD	496,954	Goldman Sachs & Co.	03/15/2019	(2,553)
USD	2,790,339	EUR	2,450,900	Goldman Sachs & Co.	03/15/2019	(14,616)
USD	1,707,044	GBP	1,286,300	Goldman Sachs & Co.	03/15/2019	(32,193)
SEK	4,798,400	USD	519,984	Goldman Sachs & Co.	03/15/2019	(4,714)
						$(68,408)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United Kingdom	4.28%
Finland	4.08%
Switzerland	3.70%
Canada	2.84%
Luxembourg	1.80%
Germany	0.73%
Spain	0.34%
United States	84.54%
Liabilities in Excess of Other Assets	(2.31)%
100.00%

(a)           These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CPR - Conditional Prepayment Rate

ETF - Exchange-Traded Fund

EUR - Euro

EUR LIBOR - London Interbank Offered Rate denominated in Euro

GBP - British pound

LLC - Limited Liability Company

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Oyj - Osakeyhtio is the Finnish equivalent of a public limited company

Plc - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SARL - Société Anonyme à Responsabilité Limitée is the French term for limited liability company

SEK - Swedish krona

SPDR - Standard & Poor’s Depositary Receipt

USD - United States Dollar

The following table summarizes The Arbitrage Event-Driven Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2019:

Investments in Securities at Value*	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Aerospace & Defense	$12,846,814	$—	$—		$12,846,814
Auto Parts & Equipment	1,094,214	—	—		1,094,214
Banks	6,200,571	—	—		6,200,571
Biotechnology	3,992,950	—	—		3,992,950
Chemicals	2,553,105	—	—		2,553,105
Commercial Services	3,917,851	—	—		3,917,851
Computers & Computer Services	5,192,679	—	—		5,192,679
Construction Materials	3,259,289	—	—		3,259,289
Diversified Financial Services	2,404,634	—	—		2,404,634
Food	483,478	—	—		483,478
Internet	413,359	—	—		413,359
Leisure Time	5,313,590	—	—		5,313,590
Lodging	2,190,285	—	—		2,190,285
Media	11,435,810	340,624	—		11,776,434
Mining	2,158,318	—	—		2,158,318
Miscellaneous Manufacturing	497,205	—	—		497,205
Office/Business Equip	900,735	—	—		900,735
Oil & Gas	69,034	—	—		69,034
Packaging & Containers	2,597,013	—	—		2,597,013
Pharmaceuticals	596,601	—	—		596,601
Retail	526,388	—	—		526,388
Semiconductors	5,149,803	—	—		5,149,803
Software	13,518,930	—	1,768,899		15,287,829
Telecommunications	862,928	—	—		862,928
Transportation	533,776	—	—		533,776
Exchange-Traded Funds	1,112,274	—	—		1,112,274
Rights	—	—	0	**	—
Corporate Bonds
Chemicals	—	3,513,155	—		3,513,155
Commercial Services	—	6,103,101	—		6,103,101
Construction Materials	—	2,319,212	—		2,319,212
Diversified Financial Services	—	2,360,109	—		2,360,109
Lodging	—	2,427,710	—		2,427,710
Machinery - Construction & Mining	—	873,134	—		873,134
Oil & Gas	—	3,463,780	—		3,463,780
Packaging & Containers	—	1,552,552	—		1,552,552
Retail	—	3,103,100	—		3,103,100
Software	—	870,145	—		870,145
Telecommunications	—	—	0	**	—
Convertible Corporate Bonds***	—	2,701,825	—		2,701,825
Mutual Funds	2,399,486	—	—		2,399,486
Warrants***	—	16,038	—		16,038
Purchased Options	277,182	—	—		277,182
Short-Term Investments	9,311,670	—	—		9,311,670
TOTAL	$101,809,972	$29,644,485	$1,768,899		$133,223,356

Other Financial Instruments****
Assets
Forward Foreign Currency Exchange Contracts	$—	$115,047	$—	$115,047
Liabilities
Common Stocks***	(27,993,440)	—	—	(27,993,440)
Exchange-Traded Funds	(1,871,187)	—	—	(1,871,187)
Corporate Bonds***	—	(1,050,300)	—	(1,050,300)
Written Options	(16,999)	—	—	(16,999)
Forward Foreign Currency Exchange Contracts	—	(68,408)	—	(68,408)
TOTAL	$(29,881,626)	$(1,003,661)	$—	$(30,885,287)

*                               Refer to Note 2 of the Notes to Schedule of Investments where leveling hierarchy is defined.

**                        Includes securities valued at $0 using unobservable inputs.

***                 Refer to Portfolio of Investments for sector information.

****          Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2019:

Investments in Securities	Balance as of May 31, 2018	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2019	Net change in Unrealized Appreciation (Depreciation) included in the Statement of Operations attributable to Level 3 investments held at February 28, 2019

Common Stock	$3,934,158	$569,308	$58,487	$1,852,687	$(4,645,741)	$—	$—	$1,768,899	$16,994
Rights	0	—	—		—	—	—	0	—
Total	$3,934,158	$569,308	$58,487	$1,852,687	$(4,645,741)	$—	$—	$1,768,899	$16,994

The Water Island Credit Opportunities Fund	Portfolio of Investments
February 28, 2019 (unaudited)

	Shares	Value
COMMON STOCKS - 0.86%
Commercial Services - 0.64%
Quad/Graphics, Inc.(a)	24,448	$356,696

Oil & Gas - 0.11%
Cimarex Energy Co.	808	58,103

Software - 0.11%
Fiserv, Inc.(b)	723	61,231

TOTAL COMMON STOCKS (Cost $525,653)		476,030

	Maturity Date	Rate	Principal Amount	Value

CORPORATE BONDS - 58.12%
Aerospace & Defense - 2.42%
Arconic, Inc.	08/15/2020	6.150%	$1,298,000	$1,340,185

Chemicals - 4.46%
Hexion, Inc.	04/15/2020	6.625%	238,000	202,895
Momentive Performance Materials, Inc.	10/24/2021	3.880%	2,109,000	2,272,448
				2,475,343
Commercial Services - 8.54%
LSC Communications, Inc.(a)(c)	10/15/2023	8.750%	917,000	978,897
Nielsen Co. Luxembourg SARL (The)(a)(c)	10/01/2021	5.500%	1,844,000	1,860,135
Rent-A-Center, Inc.	11/15/2020	6.625%	1,908,000	1,900,845
				4,739,877
Computers & Computer Services - 1.86%
Dell, Inc.	06/15/2019	5.875%	1,025,000	1,032,688

Construction Materials - 2.56%
USG Corp.(c)	06/01/2027	4.875%	1,409,000	1,422,625

Diversified Financial Services - 3.56%
Abe Investment Holdings, Inc./ Getty Images, Inc.(c)	10/16/2020	10.500%	1,937,000	1,978,161

Entertainment - 3.61%
Scientific Games International, Inc.(a)	12/01/2022	10.000%	1,905,000	2,002,631

Internet - 2.88%
EIG Investors Corp.	02/01/2024	10.875%	1,500,000	1,597,500

Lodging - 3.88%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.	12/01/2024	6.125%	465,000	478,950
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.(a)(c)	11/15/2021	6.750%	1,623,000	1,671,690
				2,150,640
Machinery - Construction & Mining - 1.93%
Vertiv Group Corp.(c)	10/15/2024	9.250%	1,067,000	1,068,387

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 58.12% (Continued)
Metal Fabricate & Hardware - 0.99%
Novelis Corp.(c)	09/30/2026	5.875%	$563,000	$548,925

Mining - 3.57%
Aleris International, Inc.(a)(c)	07/15/2023	10.750%	1,901,000	1,981,793

Oil & Gas - 6.13%
QEP Resources, Inc.	03/01/2021	6.875%	1,642,000	1,697,417
Resolute Energy Corp.	05/01/2020	8.500%	1,700,000	1,704,250
				3,401,667
Packaging & Containers - 4.66%
Multi-Color Corp.(c)	12/01/2022	6.125%	2,518,000	2,587,245

Retail - 2.02%
GameStop Corp.(a)(c)	03/15/2021	6.750%	1,114,000	1,122,355

Software - 5.05%
First Data Corp.(c)
	01/15/2024	5.000%	264,000	270,933
	01/15/2024	5.750%	395,000	407,675
TIBCO Software, Inc.(a)(c)	12/01/2021	11.375%	2,000,000	2,125,000
				2,803,608
Telecommunications - 0.00%
Avaya, Inc.(c)(d)(e)(f)	04/01/2019	7.000%	3,809,000	0
Avaya, Inc.(c)(d)(e)(f)	03/01/2021	10.500%	986,000	0
				—
TOTAL CORPORATE BONDS & NOTES (Cost $32,291,375)				32,253,630

CONVERTIBLE CORPORATE BONDS - 15.48%
Aerospace & Defense - 3.87%
Arconic, Inc.	10/15/2019	1.625%	2,172,000	2,144,870

Pharmaceuticals - 1.43%
Paratek Pharmaceuticals, Inc.(a)(c)	05/01/2024	4.750%	985,000	792,708

Semiconductors - 9.80%
Integrated Device Technology, Inc.	11/15/2022	0.875%	1,000,000	1,545,626
NXP Semiconductors N.V.	12/01/2019	1.000%	1,500,000	1,557,187
Rovi Corp.	03/01/2020	0.500%	1,000,000	961,305
Synaptics, Inc.(a)	06/15/2022	0.500%	1,500,000	1,374,450
				5,438,568
Telecommunications - 0.38%
Gogo, Inc.	03/01/2020	3.750%	220,000	212,291

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $8,611,583)				8,588,437

	Shares	Value
WARRANTS - 0.02%
Telecommunications - 0.02%
Avaya Holdings Corp., Exercise Price $25.55, Expires 12/15/2022(b)(e)(f)	3,171	$8,720

TOTAL WARRANTS (Cost $0)		8,720

	Expiration Date	Exercise Price		Contracts	Value

PURCHASED OPTIONS(b) - 0.02%
Call Options Purchased - 0.02%
Multi-Color Corp.	07/2019	$50.00	$134,595	27	$2,025
Rent-A-Center, Inc.	06/2019	20.00	165,629	89	9,123

TOTAL CALL OPTIONS PURCHASED (Cost $11,667)					11,148

TOTAL PURCHASED OPTIONS (Cost $11,667)					$11,148

	Yield		Shares	Value

SHORT-TERM INVESTMENTS - 23.79%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class	2.367	%(g)	6,601,794	6,601,794
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.391	%(g)	6,601,793	6,601,793
				13,203,587

TOTAL SHORT-TERM INVESTMENTS (Cost $13,203,587)				13,203,587

Total Investments - 98.29% (Cost $54,643,865)				54,541,552

Other Assets in Excess of Liabilities - 1.71%(h)				950,779

NET ASSETS - 100.00%				$55,492,331

Portfolio Footnotes

(a)                                 Security, or a portion of security, is being held as collateral for short sales or written option contracts. At February 28, 2019, the aggregate market value of those securities was $ 13,488,701, representing 24.31% of net assets.

(b)                                 Non-income-producing security.

(c)                                  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2019, these securities had a total value of $18,816,529 or 33.91% of net assets.

(d)                                 Security fair valued using significant unobservable inputs and classified as a Level 3 security.  As of February 28, 2019, the total market value of these securities was $0, representing 0.0% of net assets.

(e)                                  Security in default on interest payments.

(f)                                    Security considered illiquid. On February 28, 2019, the total market value of these securities was $8,720, representing 0.02% of net assets.

(g)                                 Rate shown is the 7-day effective yield as of February 28, 2019.

(h)                                 Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds’ Board of Trustees. Information related to the Fund’s illiquid securities as of February 28, 2019 is as follows:

Date of Purchase	Security	Cost	Value	% of Net Assets
12/15/2017	Avaya Holdings Corp., Exercise Price $25.55	$—	$8,720	0.02%
12/15/2017	Avaya, Inc.	—	—	0.00
12/15/2017	Avaya, Inc.	—	—	0.00
			$8,720	0.02%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (6.35%)
Commercial Services - (1.11%)
LSC Communications, Inc.	(39,133)	$(331,065)
Nielsen Holdings Plc	(5,961)	(156,178)
Rent-A-Center, Inc.	(6,864)	(127,739)
		(614,982)
Construction Materials - (0.26%)
USG Corp.	(3,300)	(142,263)

Internet - (0.05%)
Endurance International Group Holdings Inc.	(4,000)	(28,000)

Oil & Gas - (0.34%)
QEP Resources, Inc.	(10,600)	(82,256)
Resolute Energy Corp.	(3,414)	(105,527)
		(187,783)
Packaging & Containers - (0.24%)
Multi-Color Corp.	(2,700)	(134,595)

Pharmaceuticals - (0.42%)
Paratek Pharmaceuticals, Inc.	(36,100)	(233,928)

Semiconductors - (3.82%)
Integrated Device Technology, Inc.	(25,400)	(1,227,582)
NXP Semiconductors N.V.	(5,600)	(511,392)
Synaptics, Inc.	(9,100)	(381,017)
		(2,119,991)
Software - (0.11%)
First Data Corp., Class A	(2,385)	(59,959)

TOTAL COMMON STOCKS (Proceeds $3,538,815)		(3,521,501)

EXCHANGE-TRADED FUNDS - (4.18%)
Debt Fund - (4.18%)
SPDR Bloomberg Barclays High Yield Bond ETF	(65,000)	(2,319,850)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $2,320,892)		(2,319,850)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - (1.74%)
Lodging - (1.74%)
Wyndham Destinations, Inc.	03/01/2023	3.900%	$(995,000)	$(967,638)

CORPORATE BONDS - (1.74%) (Continued)

TOTAL CORPORATE BONDS (Proceeds $944,348)	(967,638)

TOTAL SECURITIES SOLD SHORT (Proceeds $6,804,055)	$(6,808,989)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Put Options
Rent-A-Center, Inc.
	06/2019	$15.00	$(14,888)	$(8)	$(300)
	06/2019	16.00	(14,888)	(8)	(480)
	06/2019	17.00	(14,888)	(8)	(700)

TOTAL WRITTEN PUT OPTIONS (Premiums received $1,260)					(1,480)

TOTAL WRITTEN OPTIONS (Premiums received $1,260)					$(1,480)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Luxembourg	3.35%
Netherlands	2.81%
United States	92.13%
Other Assets in Excess of Liabilities	1.71%
100.00%

(a)           These percentages represent long positions only and are not net of short positions.

Abbreviations:

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Plc - Public Limited Company

SARL - Société Anonyme à Responsabilité Limitée is the French term for limited liability company

SPDR - Standard & Poor’s Depositary Receipt

The following table summarizes The Water Island Credit Opportunities Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2019:

Investments in Securities at Value*	Level 1	Level 2	Level 3		Total
Assets
Common Stocks**	$476,030	$—	$—		$476,030
Corporate Bonds
Aerospace & Defense	—	1,340,185	—		1,340,185
Chemicals	—	2,475,343	—		2,475,343
Commercial Services	—	4,739,877	—		4,739,877
Computers & Computer Services	—	1,032,688	—		1,032,688
Construction Materials	—	1,422,625	—		1,422,625
Diversified Financial Services	—	1,978,161	—		1,978,161
Entertainment	—	2,002,631	—		2,002,631
Internet	—	1,597,500	—		1,597,500
Lodging	—	2,150,640	—		2,150,640
Machinery - Construction & Mining	—	1,068,387	—		1,068,387
Metal Fabricate & Hardware	—	548,925	—		548,925
Mining	—	1,981,793	—		1,981,793
Oil & Gas	—	3,401,667	—		3,401,667
Packaging & Containers	—	2,587,245	—		2,587,245
Retail	—	1,122,355	—		1,122,355
Software	—	2,803,608	—		2,803,608
Telecommunications	—	—	0	***	—
Convertible Corporate Bonds**	—	8,588,437	—		8,588,437
Warrants**	—	8,720	—		8,720
Purchased Options	11,148	—	—		11,148
Short-Term Investments	13,203,587	—	—		13,203,587
TOTAL	$13,690,765	$40,850,787	$0		$54,541,552

Other Financial Instruments****
Liabilities
Common Stocks**	(3,521,501)	—	—	(3,521,501)
Exchange-Traded Funds	(2,319,850)	—	—	(2,319,850)
Corporate Bonds**	—	(967,638)	—	(967,638)
Written Options	(1,480)	—	—	(1,480)
TOTAL	$(5,842,831)	$(967,638)	$—	$(6,810,469)

*                               Refer to footnote 2 where leveling hierarchy is defined.

**                        Refer to Portfolio of Investments for sector information.

***                 Includes securities valued at $0 using unobservable inputs.

****          Other financial instruments are instruments such as written options and securities sold short.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended  February 28, 2019:

Investments in Securities	Balance as of May 31, 2018	Change in Unrealized Depreciation	Purchases	Sales Proceeds	Amortization Premium/ Discount	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2019	Net change in Unrealized Depreciation included in the Statement of Operations attributable to Level 3 investments held at February 28, 2019

Corporate Bonds	$0	$—	$—	$—	$—	$—	$—	$0	$—
Total	$0	$—	$—	$—	$—	$—	$—	$0	$—

The Arbitrage Tactical Equity Fund	Portfolio of Investments
February 28, 2019 (unaudited)

	Shares	Value
COMMON STOCKS - 56.25%
Aerospace & Defense - 1.52%
Arconic, Inc.(a)	1,819	$33,633

Auto Parts & Equipment - 5.63%
Altra Industrial Motion Corp.(a)(b)	1,875	59,644
Lear Corp.(b)	55	8,364
Magna International, Inc.(b)	180	9,491
Tenneco, Inc., Class A(b)	233	8,062
Visteon Corp.(b)(c)	81	6,939
WABCO Holdings, Inc.(a)(c)	231	31,769
		124,269
Chemicals - 3.72%
Air Products & Chemicals, Inc.(b)	84	15,219
Axalta Coating Systems Ltd.(a)(b)(c)	2,500	66,825
		82,044
Commercial Services - 4.76%
Arlo Technologies, Inc.(b)(c)	213	922
Herc Holdings, Inc.(a)(b)(c)	1,549	68,156
Travelport Worldwide Ltd.(b)	2,287	35,952
		105,030
Computers & Computer Services - 6.89%
Conduent, Inc.(a)(b)(c)	4,500	65,790
International Business Machines Corp.(b)	43	5,940
Mitek Systems Inc.(a)(b)(c)	4,176	45,143
Perspecta, Inc.	1,665	35,131
		152,004
Engineering & Construction - 1.02%
WillScot Corp.(b)(c)	2,200	22,418

Healthcare - Services - 1.60%
Acadia Healthcare Co., Inc.(a)(c)	1,340	35,229

Lodging - 3.57%
Wyndham Hotels & Resorts, Inc.(b)	1,500	78,855

Media - 2.78%
Kabel Deutschland Holding AG(b)	133	15,733
Tribune Publishing Co.(b)(c)	3,784	45,635
		61,368
Miscellaneous Manufacturing - 1.43%
Trinity Industries, Inc.(b)	1,353	31,674

Office/Business Equip - 2.57%
Xerox Corp.(a)(b)	1,838	56,794

Packaging & Containers - 1.69%
Multi-Color Corp.	750	37,387

Pharmaceuticals - 5.65%
Eli Lilly & Co.	550	69,460

	Shares	Value
COMMON STOCKS - 56.25% (Continued)
Pharmaceuticals - 5.65% (Continued)
McKesson Europe AG(b)	1,527	$45,159
Paratek Pharmaceuticals, Inc.(b)(c)	1,575	10,206
		124,825
Retail - 1.83%
Home Depot, Inc. (The)	158	29,252
Papa John’s International, Inc.(a)(b)	253	11,059
		40,311
Software - 3.75%
LiveRamp Holdings, Inc.(a)(b)(c)	1,290	69,337
Oracle Corp.(b)	143	7,455
Progress Software Corp.(b)	163	5,995
		82,787
Telecommunications - 6.96%
LogMeIn, Inc.(a)	729	57,912
NETGEAR, Inc.(c)	1,000	35,850
Zayo Group Holdings, Inc.(a)(b)(c)	2,419	59,991
		153,753
Transportation - 0.88%
Norfolk Southern Corp.(b)	108	19,364

TOTAL COMMON STOCKS (Cost $1,149,318)		1,241,745

EXCHANGE-TRADED FUNDS - 1.84%
Equity Fund - 1.84%
Industrial Select Sector SPDR® Fund(b)	533	40,689

TOTAL EXCHANGE-TRADED FUNDS (Cost $38,623)		40,689

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 0.55%
Pharmaceuticals - 0.55%
Paratek Pharmaceuticals, Inc.(b)(d)	05/01/2024	4.750%	$15,000	$12,072

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $13,460)				12,072

	Shares	Value
MUTUAL FUNDS - 14.75%
Altaba, Inc.(b)(c)	4,366	$325,660

TOTAL MUTUAL FUNDS (Cost $249,856)		325,660

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(c) - 1.17%
Call Options Purchased - 0.49%
Arconic, Inc.
	03/2019	$20.00	$36,980	20	$70
	04/2019	19.00	55,470	30	1,770
Ashland Global Holdings, Inc.	04/2019	85.00	123,808	16	520
Frontdoor, Inc.	03/2019	32.00	22,400	7	753
LogMeIn, Inc.	06/2019	90.00	55,608	7	1,575
Micro Focus International Plc	04/2019	20.00	22,302	9	4,320
ServiceMaster Global Holdings, Inc.	05/2019	45.00	36,128	8	1,860

TOTAL CALL OPTIONS PURCHASED (Cost $9,567)					10,868

Put Options Purchased - 0.68%
Acadia Healthcare Co., Inc.	03/2019	25.00	18,403	7	822
Altra Industrial Motion Corp.
	04/2019	25.00	57,258	18	135
	04/2019	30.00	31,810	10	725
Axalta Coating Systems Ltd.
	03/2019	23.00	24,057	9	90
	04/2019	24.00	18,711	7	122
Conduent, Inc.
	03/2019	10.00	20,468	14	210
	04/2019	12.50	21,930	15	150
Herc Holdings, Inc.
	03/2019	25.00	22,000	5	13
	03/2019	30.00	22,000	5	13
iShares® Russell 2000 ETF
	06/2019	146.00	109,746	7	1,708
	06/2019	148.00	109,746	7	1,974
	06/2019	150.00	109,746	7	2,278
LiveRamp Holdings, Inc.
	03/2019	35.00	43,000	8	40
	03/2019	50.00	32,250	6	150
	05/2019	40.00	32,250	6	105
LogMeIn, Inc.	06/2019	75.00	31,776	4	1,420
Mitek Systems, Inc.	04/2019	10.00	28,106	26	1,040
Papa John’s International, Inc.	04/2019	40.00	34,968	8	980
WABCO Holdings, Inc.	06/2019	130.00	13,753	1	585
Xerox Corp.
	03/2019	22.00	27,810	9	225
	04/2019	28.00	18,540	6	246

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(c) - 1.17% (Continued)
Put Options Purchased - 0.68% (Continued)
Zayo Group Holdings, Inc.
	03/2019	$22.50	$37,200	15	$300
	03/2019	25.00	34,720	14	1,680

TOTAL PUT OPTIONS PURCHASED (Cost $25,014)					15,011

TOTAL PURCHASED OPTIONS (Cost $34,581)					25,879

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 28.94%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class	2.367	%(e)	319,424	319,424
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.391	%(e)	319,424	319,424
				638,848

TOTAL SHORT-TERM INVESTMENTS (Cost $638,848)				638,848

Total Investments - 103.50% (Cost $2,124,686)				2,284,893

Liabilities in Excess of Other Assets - (3.50)%(f)				(77,364)

NET ASSETS - 100.00%				$2,207,529

Portfolio Footnotes

(a)                                 Underlying security for a written/purchased call/put option.

(b)                                 Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At February 28, 2019, the aggregate market value of those securities was $1,124,981, representing 50.96% of net assets.

(c)                                  Non-income-producing security.

(d)                                 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2019, these securities had a total value of $12,072 or 0.55% of net assets.

(e)                                  Rate shown is the 7-day effective yield as of February 28, 2019.

(f)                                    Includes cash which is being held as collateral for short sales and written option contracts.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (37.74%)
Auto Parts & Equipment - (1.63%)
Autoliv, Inc.	(408)	$(33,378)
Superior Industries International, Inc.	(435)	(2,693)
		(36,071)
Chemicals - (2.52%)
Linde Plc	(170)	(29,451)
PPG Industries, Inc.	(88)	(9,853)
RPM International, Inc.	(147)	(8,507)
Sherwin-Williams Co. (The)	(18)	(7,798)
		(55,609)
Commercial Services - (3.95%)
Booz Allen Hamilton Holding Corp.	(106)	(5,603)
ServiceMaster Global Holdings, Inc.	(1,064)	(48,050)
United Rentals, Inc.	(249)	(33,513)
		(87,166)
Computers & Computer Services - (0.54%)
CACI International, Inc., Class A	(33)	(6,015)
Leidos Holdings, Inc.	(90)	(5,813)
		(11,828)
Engineering & Construction - (0.26%)
Frontdoor, Inc.	(178)	(5,696)

Hand/Machine Tools - (0.31%)
Regal Beloit Corp.	(82)	(6,868)

Healthcare - Services - (0.80%)
DaVita, Inc.	(75)	(4,268)
Encompass Health Corp.	(63)	(3,978)
Surgery Partners, Inc.	(394)	(4,933)
Universal Health Services, Inc., Class B	(33)	(4,581)
		(17,760)
Internet - (12.67%)
Alibaba Group Holding Ltd., Sponsored ADR	(1,528)	(279,670)

Iron/Steel - (0.45%)
Allegheny Technologies, Inc.	(346)	(9,906)

Lodging - (2.47%)
Choice Hotels International, Inc.	(248)	(19,800)
Hilton Worldwide Holdings, Inc.	(259)	(21,523)
Marriott International, Inc., Class A	(105)	(13,154)
		(54,477)
Media - (0.65%)
Gannett Co., Inc.	(1,232)	(14,464)

Metal Fabricate & Hardware - (0.50%)
Rexnord Corp.	(203)	(5,414)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (37.74%) (Continued)
Metal Fabricate & Hardware - (0.50)% (Continued)
Timken Co. (The)	(132)	$(5,727)
		(11,141)
Mining - (0.21%)
Constellium N.V., Class A	(225)	(2,128)
Kaiser Aluminum Corp.	(22)	(2,409)
		(4,537)
Miscellaneous Manufacturing - (2.11%)
Dover Corp.	(514)	(46,532)

Pharmaceuticals - (2.11%)
Merck & Co., Inc.	(209)	(16,990)
Pfizer, Inc.	(683)	(29,608)
		(46,598)
Real Estate - (0.30%)
McGrath RentCorp	(110)	(6,582)

Retail - (1.52%)
Lowe’s Companies, Inc.	(320)	(33,629)

Software - (2.36%)
Micro Focus International Plc, Sponsored ADR	(1,514)	(37,517)
salesforce.com, Inc.	(38)	(6,219)
Workday, Inc., Class A	(42)	(8,313)
		(52,049)
Storage/Warehousing - (0.25%)
Mobile Mini, Inc.	(151)	(5,437)

Transportation - (1.06%)
CSX Corp.	(322)	(23,400)

Trucking & Leasing - (1.07%)
GATX Corp.	(254)	(20,193)
Greenbrier Cos., Inc. (The)	(85)	(3,507)
		(23,700)

TOTAL COMMON STOCKS (Proceeds $745,357)		(833,120)

EXCHANGE-TRADED FUNDS - (1.75%)
Equity Funds - (1.75%)
iShares® Russell 2000 Value ETF	(73)	(9,046)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
EXCHANGE-TRADED FUNDS - (1.75%) (Continued)
Equity Funds - (1.75)% (Continued)
Technology Select Sector SPDR® Fund	(419)	$(29,690)
		(38,736)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $38,872)		(38,736)

TOTAL SECURITIES SOLD SHORT (Proceeds $784,229)		$(871,856)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Arconic, Inc.	03/2019	$23.00	$(1,849)	(1)	$(1)
Conduent Inc.	03/2019	15.00	(42,398)	(29)	(725)
LiveRamp Holdings Inc.	03/2019	55.00	(32,250)	(6)	(525)
LogMeIn, Inc.	06/2019	100.00	(55,608)	(7)	(543)
Mitek Systems Inc.	04/2019	12.50	(28,106)	(26)	(585)
Papa John’s International, Inc.	03/2019	45.00	(8,742)	(2)	(175)
WABCO Holdings, Inc.	04/2019	145.00	(13,753)	(1)	(515)

TOTAL WRITTEN CALL OPTIONS (Premiums received $4,583)					(3,069)

Written Put Options
Frontdoor, Inc.	04/2019	23.00	(38,400)	(12)	(210)
Papa John’s International, Inc.	04/2019	35.00	(34,968)	(8)	(320)

TOTAL WRITTEN PUT OPTIONS (Premiums received $1,923)					(530)

TOTAL WRITTEN OPTIONS (Premiums received $6,506)					$(3,599)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Appreciation
Morgan Stanley & Co./ Monthly	Air Liquide SA	Paid 1 Month-EUR LIBOR plus 50 bps (0.131%)	10/14/2019	$—	$—	$—	$(11,733)	$—

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	109,057	EUR	95,790	Goldman Sachs & Co.	03/15/2019	$893

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	34,830	USD	39,654	Goldman Sachs & Co.	03/15/2019	$(267)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Germany	2.75%
United Kingdom	1.63%
Canada	0.43%
United States	98.69%
Liabilities in Excess of Other Assets	(3.50)%
100.00%

(a)                                 These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

ETF - Exchange-Traded Fund

EUR - Euro

EUR LIBOR - London Interbank Offered Rate denominated in Euro

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Plc - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SPDR - Standard & Poor’s Depositary Receipt

USD - United States Dollar

The following table summarizes The Arbitrage Tactical Equity Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2019:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks**	$1,241,745	$—	$—	$1,241,745
Exchange-Traded Funds	40,689	—	—	40,689
Convertible Corporate Bonds**	—	12,072	—	12,072
Mutual Funds	325,660	—	—	325,660
Purchased Options	25,879	—	—	25,879
Short-Term Investments	638,848	—	—	638,848
TOTAL	$2,272,821	$12,072	$—	$2,284,893

Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$893	$—	$893
Liabilities
Common Stocks**	(833,120)	—	—	(833,120)
Exchange-Traded Funds	(38,736)	—	—	(38,736)
Written Options	(3,599)	—	—	(3,599)
Forward Foreign Currency Exchange Contracts	—	(267)	—	(267)
TOTAL	$(875,455)	$626	$—	$(874,829)

*	Refer to Note 2 of the Notes to Schedule of Investments where leveling hierarchy is defined.
**	Refer to Portfolio of Investments for sector information.
***	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2019:

Investments in Securities	Balance as of May 31, 2018	Realized Gain (Loss)	Change in Unrealized Appreciation	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2019	Net change in Unrealized Appreciation included in the Statement of Operations attributable to Level 3 investments held at February 28, 2019

Common Stock	$70,117	$10,058	$74	$—	$(80,249)	$—	$—	$—	$—
Total	$70,117	$10,058	$74	$—	$(80,249)	$—	$—	$—	$—

1. ORGANIZATION

The Arbitrage Funds (the “Trust”) is a Delaware statutory trust, which was organized on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objective and policies. The four series presently authorized are The Arbitrage Fund (the “Arbitrage Fund”), The Arbitrage Event-Driven Fund (the “Event-Driven Fund”), The Water Island Credit Opportunities Fund (the “Credit Opportunities Fund”) and The Arbitrage Tactical Equity Fund (the “Tactical Equity Fund”), each a “Fund” and collectively the “Funds”, which offer four classes of shares. Effective August 6, 2018, The Arbitrage Credit Opportunities Fund changed its name to the Water Island Credit Opportunities Fund. The Fund’s portfolio manager, investment objective and investment strategies did not change. The Arbitrage Fund, the Event-Driven Fund and the Credit Opportunities Fund are each a diversified series of the Trust. The Tactical Equity Fund is a non-diversified series of the Trust. The Funds’ investments are managed by Water Island Capital, LLC (the “Adviser”).

Commencement of Operations
Fund	Class R shares	Class I shares	Class C shares	Class A shares
Arbitrage Fund	September 18, 2000	October 17, 2003	June 1, 2012	June 1, 2013
Event-Driven Fund	October 1, 2010	October 1, 2010	June 1, 2012	June 1, 2013
Credit Opportunities Fund	October 1, 2012	October 1, 2012	October 1, 2012	June 1, 2013
Tactical Equity Fund	January 2, 2015	January 2, 2015	January 2, 2015	January 2, 2015

The investment objective of the Arbitrage Fund is to seek to achieve capital growth by engaging in merger arbitrage. The investment objective of the Event-Driven Fund is to seek to achieve capital growth by investing in companies that are impacted by corporate events such as mergers, acquisitions, restructurings, recapitalizations, refinancings, reorganizations and other special situations. The investment objective of the Credit Opportunities Fund is to seek to provide current income and capital growth by investing in debt securities impacted by events such as reorganizations, restructurings, recapitalizations, debt maturities, refinancings, mergers, acquisitions, regulatory changes and other special situations. The investment objective of the Tactical Equity Fund is to seek to achieve capital appreciation by investing in securities of companies where the market may not fully appreciate the impact of fundamental changes to the business, industry or regulatory environment.

The Funds’ four classes of shares, Class R, Class I, Class C and Class A, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares, Class C shares and Class A shares are subject to an annual distribution and servicing fee of up to 0.25%, 1.00% and 0.25%, respectively, of each Fund’s average daily net assets attributable to Class R shares, Class C shares and Class A shares, respectively, whereas Class I shares are not subject to any distribution  and servicing fees. Class C shares are also subject to a 1.00% contingent deferred sales charge on all purchases redeemed within 12 months of purchase. Class A shares of the Arbitrage Fund are sold subject to a maximum front-end sales load equal to 2.50% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $250,000, purchased without a front-end sales charge and redeemed within 18 months of purchase. Class A shares of the Event-Driven Fund, the Credit Opportunities Fund and the Tactical Equity Fund are sold subject to a maximum front-end sales load equal to 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $500,000, purchased without a front-end sales charge and redeemed within 18 months of purchase. Effective June 30, 2018, Class A shares of the Event-Driven Fund and the Credit Opportunities Fund are sold subject to a maximum front-end sales load equal to 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $500,000 made prior to June 30, 2018 and on purchases at or above $250,000 made after June 30, 2018 (determined on a first-in, first-out basis), purchased without a front-end sales charge and redeemed within 18 months of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP and Accounting Standards Codification Topic 946 - Financial Services - Investment Companies.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — The Funds’ portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern standard time). Common stocks, mutual funds and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Redeemable securities issued by open-end investment companies are valued at the investment company’s respective net asset value, with the exception of exchange-traded open-end investment companies, which are priced as common stocks. Market quotations of foreign securities from the principal markets in which they trade may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotation and the close of trading on the NYSE. If a significant event that affects the valuation of a foreign security occurs between the close of a foreign security’s primary exchange and the time the Funds calculate their net asset value (“NAV”), the Funds will fair value the foreign security to account for this discrepancy. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and ask prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and ask prices. When there is no bid price available, put and call options will be valued using the average of the last ask price and zero. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

If available, debt securities are priced based upon an evaluated bid provided by independent, third-party pricing agents. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

Other assets and securities for which no quotations are readily available are valued at fair value using methods determined in good faith by the Pricing Committee, which is under the supervision of the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has been acquired through completion of a merger/tender or the security’s primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended February 28, 2019, there were no significant changes to the Funds’ fair value methodologies. Transfers for Level 3 securities, if any, are shown as part of the leveling table in each Fund’s Portfolio of Investments.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Foreign Currency Translation —  Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the basis outlined below:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

Short Positions — The Funds may sell securities short for economic hedging purposes. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. The Funds are liable for any dividends and interest payable on securities while those securities are in a short position. As collateral for their short positions, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds are charged an interest rebate expense by the prime broker on securities sold short.  The interest rebate expense is charged for the duration of time that a security is sold short.

Derivative Instruments and Hedging Activities — The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, but they also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, swap contracts, forward foreign currency exchange contracts, and purchased and written option contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment; they can focus exposure on only certain selected risk factors; and they may not require the ultimate receipt or delivery of the underlying security (or securities) to satisfy the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors. The Funds may, but are not required to, seek to reduce their currency risk by hedging part or all of their exposure to various foreign currencies.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Investments in securities issued by small and medium capitalization companies tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. To the extent a Fund invests in securities of small and medium capitalization companies, it may be more vulnerable to adverse business events than larger, more established companies.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

Credit Risk: Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative instruments and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty to a transaction will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by derivative type in the notes that follow.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

During the period ended February 28, 2019, the Funds engaged in option writing/purchasing to limit volatility and correlation, and to create income and optionality.

Foreign Currency Exchange Contracts: The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds’ foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds’ securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

During the period ended February 28, 2019, the Funds entered into foreign currency exchange contracts to hedge currency risk.

Warrants/Rights: Each Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. The Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit each Fund’s ability to exercise the warrants or rights at such times and in such quantities as each Fund would otherwise wish. Warrants and rights generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

During the period ended February 28, 2019, the Funds held warrants/rights as a result of receiving them from completed deals.

Swaps: Certain Funds may enter into interest rate, index, equity, total return and credit default swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness or that are centrally cleared.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (LIBOR), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund’s portfolio. Any net amount accrued but not yet paid to a Fund by the counterparty under a swap agreement (i.e., the Fund’s current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Fund. The Fund’s maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the “Code”), may limit a Fund’s ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern over-the-counter financial derivative transactions entered into by a Fund and counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Swap agreements held by the Funds at February 28, 2019 are disclosed in the Portfolio of Investments.

During the period ended February 28, 2019, the Arbitrage  Fund, Event-Driven Fund and Tactical Equity Fund entered into swap agreements to invest outside the US more efficiently.

3. AFFILIATED ISSUER TRANSACTIONS

A summary of affiliated transactions for the Arbitrage Fund for the period ended February 28, 2019 follows:

Affiliated Issuer	Beginning Value as of May 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of February 28, 2019	Shares as of February 28, 2019	Dividend Income	Capital Gain Distributions
Event-Driven Fund	$15,108,035	$263,187	$—	$—	$(75,812)	$15,295,410	1,611,740	$263,187	$—

4. SECURITIES LENDING

To generate additional income, the Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. At the time of the loan, the Funds must receive from the borrower 102% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities.

Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan they have the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Fund, the Funds bear the risk of delay in the recovery of portfolio securities and the risk of loss of rights in the collateral.

The Funds may participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”) acting as securities lending agent, is authorized to lend Fund portfolio securities to qualified brokers/dealers and financial institutions that post appropriate collateral. The value of securities loaned will not exceed one-third of the value of the total assets of the Fund making the loan. The Custodian has agreed to indemnify the Fund in case of default of any security borrower.

Securities on loan are fully collateralized and the collateral was equal to or exceeded the securities on loan. Cash collateral is invested in the State Street Institutional U.S. Government Money Market Fund, Premier Class. The Custodian receives a portion of the interest earned on any reinvested collateral. The Funds did not lend out securities during the period ended February 28, 2019.

5. SUBSEQUENT EVENT

Effective March 12, 2019, the Arbitrage Tactical Equity Fund changed its investment objective to seek to achieve capital appreciation over a full market cycle with lower volatility than the broad equity market. To pursue its investment objective, the Fund employs a “long/short” investment strategy to attempt to achieve capital appreciation and manage risk by purchasing stocks believed to be undervalued and selling short stocks believed to be overvalued. The Fund’s investment adviser believes that a combination of long and short positions may provide positive returns through a complete market cycle and may offer reduced risk. In connection with the change to the Fund’s investment objective and strategy, the Fund’s name was changed to “The Water Island Long/Short Fund.”

Item 2 — Controls and Procedures.

(a)         The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)         There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 — Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President

Date:	April 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President

Date:	April 23, 2019

By:	/s/ Monique Labbe
Monique Labbe
Chief Financial Officer

Date:	April 23, 2019